Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Summary of Income before income tax as per jurisdictions

	Year ended December 31,
(in $ millions)	2022	2021	2020
U.S.	$(129)	$(32)	$(74)
U.K.	(95)	(441)	(529)
Other	(63)	(180)	(156)
Loss before income taxes and share of losses from equity method investments	$(287)	$(653)	$(759)

Summary of components of income tax benefit

	Year ended December 31,
(in $ millions)	2022	2021	2020
Current taxes:
U.S.	$—	$4	$20
U.K.	(1)	1	12
Other	(3)	3	3
Current income tax (expense) benefit	(4)	8	35
Deferred taxes:
U.S.	35	22	4
U.K.	28	132	90
Other	2	24	16
Deferred tax benefit (1)	65	178	110
Benefit from income taxes	$61	$186	$145

Summary of reconciliation of company's effective income tax rate

	Year ended December 31,
(in $ millions, except percentages)	2022	2021	2020
Statutory tax rate	21.00%	19.00%	19.00%
Tax benefit at statutory tax rate	$60	$124	$144
Changes in taxes resulting from:
Impact of Up-C structure	(4)	—	—
Permanent differences	(12)	(14)	(1)
Local and state taxes	7	2	2
Change in valuation allowance	(11)	(17)	(17)
Change in enacted tax rates	—	35	—
Rate differential in the United Kingdom	6	24	—
Foreign tax rate differential	1	14	13
Return to provision adjustment	13	11	(5)
Tax settlement and uncertain tax positions	3	6	(5)
Other	(2)	1	14
Benefit from income taxes	$61	$186	$145
Effective tax rate	21.26%	28.39%	19.13%

Summary of components of the Company's deferred tax assets and liabilities

	As of December 31,
(in $ millions)	2022	2021
Deferred tax assets:
Outside basis investment in partnership	$25	$—
Net operating loss carryforwards	392	391
Pension liability	38	74
Interest expense deduction restriction	45	23
Operating lease liabilities	20	20
Stock compensation	15	—
Property and equipment	12	—
Accrued liabilities	12	7
Goodwill	117	1
Other	8	2
Valuation allowance	(124)	(116)
Deferred tax assets	560	402
Netted against deferred tax liabilities	(227)	(120)
Deferred tax assets as presented in the consolidated balance sheets	$333	$282
Deferred tax liabilities:
Foregone partnership deferred tax credits	$(43)	$—
Other intangible assets	(175)	(214)
Operating lease ROU assets	(15)	(14)
Property and equipment	(10)	(4)
Goodwill	(4)	(2)
Other	(4)	(5)
Deferred tax liabilities	(251)	(239)
Netted against deferred tax assets	227	120
Deferred tax liabilities as presented in the consolidated balance sheets	$(24)	$(119)

Summary of net operating loss carryforwards

(in $millions)	Amount
2023-2027	$31
2028-2032	28
2033-2042	13

Summary of movement of uncertain tax position liability

	As of December 31,
(in $millions)	2022	2021	2020
Balance, beginning of the year	$7	$9	$11
Increases to tax positions related to acquisitions	—	4	—
Increases to tax positions related to the current year	1	—	—
Decrease in tax positions related to prior years	—	(6)	(2)
Release due to expiry of statute of limitations	(4)	—	—
Balance, end of the year	$4	$7	$9